Pension Liability	12 Months Ended
Dec. 31, 2023
Pension Liability [Abstract]
Pension Liability

Note 10

Pension Liability:

The Company joined a collective pension plan operated by an insurance company as of 2016 which covers the employees in Switzerland.

Both the Company and the participants provide monthly contributions to the pension plan which are based on the covered salary. The respective saving parts of premiums are credited to employees’ accounts. In addition, interest is credited to employees’ accounts at the rate provided in the plan. The pension plan provides for retirement benefits as well as benefits on long-term disability and death.

The following table provides information on the pension plan for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Service cost	$53,920	$39,667	$25,206
Interest cost	14,416	2,743	2,992
Expected return on assets	(14,767)	(12,196)	(4,249)
Effect of settlement, curtailment, plan amendment	-	(72,600)	(5,810)
Actuarial loss outside corridor recognized	-	3,091	-
Past service cost recognized in year	3,031	2,855	-
Administrative expenses	2,926	2,298	1,946

Net periodic pension cost	$59,525	$(34,142)	$20,085

The reconciliation of the projected benefit obligation and the changes to the fair value of the plan assets of the pension plan are shown in the following table:

	2023	2022
Projected benefit obligation, beginning of period	$584,737	$927,369
Service cost	53,920	39,667
Interest cost	14,416	2,743
Transfers-in and (-out), net	38,654	(209,035)
Actuarial (gain)/ loss	123,388	(152,048)
Currency conversion adjustments	(6,087)	(23,959)
Projected benefit obligation, end of period	$809,028	$584,737

Plan assets, beginning of period	$448,615	$608,478
Actual return on plan assets	27,844	(51,764)
Employer contributions	38,737	37,468
Participant contributions	20,655	20,608
Transfers-in and (-out), net	17,999	(150,129)
Administration expenses	(2,926)	(2,299)
Currency conversion adjustments	(2,581)	(13,747)
Plan assets, end of period	$548,343	$448,615

Accrued pension liability	$260,685	$136,122

As of December 31, 2023 and 2022, the Company recorded an accrued pension liability of $260,685 and $136,122, respectively, as non-current liabilities.

The pension assets are measured at fair value and are invested in a collective pension foundation with pooled investments. Plan assets mainly consist of cash and cash equivalents, equity funds, equity securities, corporate bonds, government bonds, and real estate funds classified as Level 1 and Level 2 under the fair value hierarchy.

The Company records net gains/losses, consisting of actuarial gains/losses, curtailment gains/losses and differences between expected and actual returns on plan assets, in other comprehensive income/loss. Such net gains/losses are amortized to the statements of operations to the extent that they exceed 10% of the greater of projected benefit obligations or pension assets. The Company further records prior service costs/credits from plan amendments in other comprehensive income/loss in the period of the respective plan amendment and amortizes such amounts to the statement of operations over the future service period of the plan participants. For the years ended December 31, 2023 and 2022, the amortization was $0. As of December 31, 2023, and 2022, the accumulated other comprehensive loss includes unrecognized pension costs of $158,073 and $50,791, respectively, consisting of net losses.

The following table shows the components of unrecognized pension cost in accumulated other comprehensive income/loss that have not yet been recognized as components of net periodic pension cost:

	2023	2022
Net loss, beginning of period	$50,791	$151,739
Other gain/loss during the period	110,313	(88,088)
Other prior year gain/loss recognized in period	-	(3,091)
Effect of settlement, curtailment	-	(6,913)
Amortization of pension related net loss	-	-
Net loss, end of period	161,104	53,647

Prior service cost, beginning of period	-	-
Amortization of prior service cost	(3,031)	(2,856)
Prior service cost end of period	(3,031)	(2,856)

Total unrecognized pension cost, end of period	$158,073	$50,791

The weighted average of the key assumptions used to compute the benefit obligations were as follows:

	2023	2022
Discount rate	1.45%	2.25%
Rate of increase in compensation level	0.65%	0.25%
Interest credit rate on savings accounts	1.45%	2.25%
Expected long-term rate of return on plan assets	2.30%	2.95%
Inflation rate	1.25%	0.85%

The assumption of the expected long-term rate of return on plan assets was based on the long-term historical rates of returns for the different investment categories which were adjusted, where appropriate, to reflect financial market developments.

The accumulated benefit obligation as of December 31, 2023, and 2022 amounted to $809,028 and $584,737, respectively.

The investment risk is borne by the insurer and the reinsurer respectively, and the investment decision is taken by the board of trustees of the collective insurance.